Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Real Estate Securities
Objective
To seek to provide total return through capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Ivy Funds VIP Real Estate Securities
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Ivy Funds VIP Real Estate Securities
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.33%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ivy Funds VIP Real Estate Securities	135	421	729	1,601

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Ivy Funds VIP Real Estate Securities seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not directly invest in real estate.

Most of the Portfolio’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs are also more flexible than REITs in terms of what types of real estate investments they can make.

The Portfolio may invest in securities of foreign issuers which are not U.S. dollar-denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

The Portfolio’s investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), primarily utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Portfolio, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market conditions. The Portfolio then generally invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened.

Advantus Capital may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the real estate industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of real estate and real estate related securities.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
  Management Risk. Portfolio performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.
  Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.
  REIT-Related Risk. The value of the Portfolio’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Portfolio may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.
  REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Portfolio’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Portfolio may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.85% (the third quarter of 2009) and the lowest quarterly return was -36.77% (the fourth quarter of 2008).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Life of Portfolio	Inception Date
Ivy Funds VIP Real Estate Securities	5.01%	(2.18%)	7.34%	May 27, 2004
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)(Index comparison begins on May 31, 2004.) Ivy Funds VIP Real Estate Securities	8.56%	(2.14%)	8.06%	May 31, 2004
Lipper Variable Annuity Real Estate Funds Universe Average (net of fees and expenses)(Index comparison begins on May 31, 2004.) Ivy Funds VIP Real Estate Securities	2.04%	(3.19%)	7.26%	May 31, 2004